Related Party Disclosures - Summary of Fees for Directors Stevanato Group S.p.A. (Details) - Directors of Stevanato Group S.p.A. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Fixed remuneration Annual fee	€ 2,353	€ 2,196	€ 1,688
Fixed remuneration Fringe benefits	12	14	28
Pension expense	62	50	50
Long Term Benefits		(2,966)	412
Share based compensation	379	350
Total remuneration	€ 2,806	€ (356)	€ 2,178